Schedule of Changes in Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Beginning balance	$ 8,609	$ 15,324
Additions, cost	236,201
Interest expense	53,831	1,378
Lease payments	(85,271)	(5,499)
Currency translation adjustment	(2,458)	(2,594)
Termination of lease	(69,217)
Ending balance	$ 141,695	$ 8,609